Investments, Debt and Derivatives - Schedule of Investments and Derivative Assets (Details) - Derivative Assets [Member] - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
At amortized cost
Amortized cost	$ 48	$ 363
Investments and derivatives	104	94
VEON Ltd. [Member]
At fair value
Other financial assets		8
Loan receivable from VEON Amsterdam B.V. [Member]
At amortized cost
Amortized cost		363
Indemnity receivable from VEON Amsterdam B.V. [Member]
At amortized cost
Amortized cost	39
Other receivables from VEON Amsterdam B.V. [Member]
At amortized cost
Amortized cost	9
Security deposits and cash collateral [Member]
At amortized cost
Investments and derivatives	102	64
Other investments [Member]
At amortized cost
Investments and derivatives	$ 2	$ 30